Share-Based Compensation - Schedule of Stock Option Activity (Detail) (CNH EIP [Member], USD $)	12 Months Ended
Dec. 31, 2014
CNH EIP [Member]
Shares
Outstanding at beginning of year	12,621,745
Forfeited	(222,861)
Expired	(139,103)
Exercised	(1,398,229)
Outstanding at end of year	10,861,552
Exercisable at end of year	9,320,898
Weighted-Average Exercise Price
Outstanding at beginning of year	$ 8.77
Forfeited	$ 9.64
Expired	$ 10.35
Exercised	$ 6.51
Outstanding at end of year	$ 9.03
Exercisable at end of year	$ 9.07